SHAREHOLDER EQUITY (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 26, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, shares authorized		250,000,000	250,000,000	250,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		21,049,980	20,673,200	15,000,000
Common stock, shares outstanding		21,049,980	20,673,200	15,000,000
Fair market value		$ 525,001	$ 343,200
Fair market value, sold		$ 525,001
Sold per share		$ 5.00
Common stock split, description	forward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services		105,000	5,720,000
Fair market value		$ 11	$ 572
Shares issued for consideration		271,780	48,200
Shares issued for consideration		$ 839,854	$ 36,465
Previously shares issued for services			95,000